AXP(SM) Small
                                                                        Company
                                                                     Index Fund
                                                         1999 SEMIANNUAL REPORT

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The  goal of AXP  Small  Company  Index  Fund is to  achieve  long-term  capital appreciation.


Distributed by American Express Financial Advisors Inc.

AMERICAN EXPRESS Financial Advisors

Good Things, Small Packages
When people talk stocks, the conversation often centers on big, household names. But the fact is that all companies were small once, and, as they grew, some proved to be excellent investments. Instead of trying to sort out the most likely winners from the huge number of possibilities, AXPSmall Company Index Fund simply buys a representative sample of stocks from a popular small-company index. Therefore, as the index performs, so, too, should the Fund.


CONTENTS
From the Chairman                        3
From the Portfolio Manager               3
Fund Facts                               5
The 10 Largest Holdings                  6
Financial Statements                     7
Notes to Financial Statements           10
Investments in  Securities              18

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
American Express(R) Funds held shareholder meetings in June 1999. Shareholders approved all of the proposals advanced by management. Among the proposals were:

o The election of Board members and the selection of KPMG LLP as independent auditors.
o Change in the Fund name from  "IDS" to "AXP."
o A new  shareholder  service  and  distribution plan.
o A change in the investment management services agreement.
o Changes with respect to fundamental investment policies.

No other business was presented at the meeting, which was concluded by a report to shareholders from the Investment Department of American Express Financial Corporation.

Thanks to all of you for your effort in reviewing the proxy material and voting your proxies.


Arne H. Carlson

(picture of) Jim Johnson
Jim Johnson
Portfolio manager

From the Portfolio Manager
AXP Small Company Index Fund rebounded from a steep downturn last February to post a positive result in the first half of the fiscal year. The total return for the Fund's Class A shares was 4.93% for the six months -- February through July 1999.

The period began with investors worrying about whether the surprisingly strong economy would soon lead to a spike in the rate of inflation. That set off a chain reaction of events: a sell-off in the bond market, a rise in long-term interest rates and, ultimately, a slump in the stock market.

Bearing the brunt of the blow were stocks of smaller companies, which, according to the prevailing view, would suffer the most in a rising-interest-rate environment. For the Fund, the result was a loss of about 9% in February. But there were better times ahead.

DAVID vs. GOLIATH
With prices of many large-company stocks at dizzyingly high levels, investors began to look more favorably upon small stocks, whose prices generally offered far better investment value. This shift in market sentiment resulted in the Fund gaining ground for four straight months before tailing off a bit in July. Equally encouraging was the fact that, during that five-month period, small stocks handily outperformed their bigger brethren -- a highly uncommon occurrence in recent years.

Looking at which types of stocks performed well over the six months, energy and basic materials/capital goods were particularly strong, while financial services and health care were among the weaker sectors. Technology stocks, another substantial area of investment, made an overall positive contribution, but they lagged the gain of the small-stock category as a whole.

As for what the second half of the fiscal year might hold, small stocks continue to have some factors working in their favor. They remain attractive on a valuation basis (that is, their prices generally offer better than investment value than large-cap stocks); as a group, they continue to enjoy a robust earnings outlook; and they appear less vulnerable to a sustained rise in interest rates, should that occur. On the other hand, if the developing foreign economies, particularly in Asia, experience a relapse, small stocks would surely suffer. On balance, though, I lean toward the more optimistic scenario.


Jim Johnson

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
July 31, 1999                                                         $6.41
Jan. 31, 1999                                                         $6.11
Increase                                                              $0.30

Distributions -- Feb. 1, 1999 - July 31, 1999
From income                                                           $  --
From capital gains                                                    $  --
Total distributions                                                   $  --

Total return*                                                        +4.93%**

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
July 31, 1999                                                         $6.27
Jan. 31, 1999                                                         $6.00
Increase                                                              $0.27

Distributions -- Feb. 1, 1999 - July 31, 1999
From income                                                           $  --
From capital gains                                                    $  --
Total distributions                                                   $  --

Total return*                                                        +4.52%**

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
July 31, 1999                                                         $6.43
Jan. 31, 1999                                                         $6.12
Increase                                                              $0.31

Distributions -- Feb. 1, 1999 - July 31, 1999
From income                                                           $  --
From capital gains                                                    $  --
Total distributions                                                   $  --

Total return*                                                        +4.98%**

 *The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

The 10 Largest Holdings

                                           Percent                Value
                                       (of net assets)    (as of July 31, 1999)
 Express Scripts Cl A                       .74%               $7,428,987
 FirstMerit                                 .70                 7,063,237
 Novellus Systems                           .70                 7,053,568
 American Bankers Insurance Group           .66                 6,677,343
 Valassis Communications                    .60                 6,007,679
 Acxiom                                     .59                 5,934,537
 Williams-Sonoma                            .59                 5,901,647
 IDEC Pharmaceuticals                       .57                 5,737,354
 Legg Mason                                 .55                 5,563,109
 Radian Group                               .53                 5,377,452

For further detail about these holdings, please refer to the section entitled "Investments in Securities."


(icon of) pie chart


                           The 10 holdings listed here
                           make up 6.23% of net assets

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Financial Statements

Statement of assets and liabilities
AXP Small Company Index Fund

July 31, 1999 (Unaudited)

Assets
Investments in securities, at value (Note 1):
Investments in securities of unaffiliated issuers
   (identified cost, $1,038,831,402)                                                  $1,018,222,707
Investments in securities of affiliated issuers
   (identified cost, $3,708,629)                                                           3,682,055
                                                                                           ---------
Total investments in securities (identified cost, $1,042,540,031)                      1,021,904,762
Cash in bank on demand deposit                                                               201,555
Dividends and accrued interest receivable                                                    345,769
Receivable for investment securities sold                                                  5,203,343
U.S government securities held as collateral (Note 4)                                        921,960
                                                                                             -------
Total assets                                                                           1,028,577,389
                                                                                       -------------
Liabilities
Payable for investment securities purchased                                                3,804,628
Payable upon return of securities loaned (Note 4)                                         15,821,960
Accrued investment management services fee                                                    10,070
Accrued distribution fee                                                                      14,824
Accrued service fee                                                                                7
Accrued transfer agency fee                                                                    7,018
Accrued administrative services fee                                                            1,922
Other accrued expenses                                                                       223,068
                                                                                             -------
Total liabilities                                                                         19,883,497
                                                                                          ----------
Net assets applicable to outstanding capital stock                                    $1,008,693,892
                                                                                      ==============
Represented by
Capital stock-- $.01 par value (Note 1)                                               $    1,586,485
Additional paid-in capital                                                               979,922,173
Net operating loss                                                                        (1,755,444)
Accumulated net realized gain (loss)                                                      49,738,084
Unrealized appreciation (depreciation) on investments (Note 5)                           (20,797,406)
                                                                                         -----------
Total -- representing net assets applicable to outstanding capital stock              $1,008,693,892
                                                                                      ==============
Net assets applicable to outstanding shares:              Class A                     $  618,773,550
                                                          Class B                     $  387,344,778
                                                          Class Y                     $    2,575,564
Net asset value per share of outstanding capital stock:   Class A shares  96,500,183  $         6.41
                                                          Class B shares  61,747,538  $         6.27
                                                          Class Y shares     400,761  $         6.43
                                                                             -------  --------------

See accompanying notes to financial statements.


Statement of operations
AXP Small Company Index Fund

Six months ended July 31, 1999 (Unaudited)

Investment income
Income:
Dividends (including $61,392 earned from affiliates)                        $ 3,899,978
Interest                                                                        374,351
   Less foreign taxes withheld                                                   (1,529)
                                                                                 ------
Total income                                                                  4,272,800
                                                                              ---------
Expenses (Note 2):
Investment management services fee                                            1,720,775
Distribution fee
   Class A                                                                      128,897
   Class B                                                                    1,432,085
Transfer agency fee                                                           1,055,735
Incremental transfer agency fee
   Class A                                                                      100,241
   Class B                                                                       93,278
Service fee
   Class A                                                                      413,161
   Class B                                                                      257,908
   Class Y                                                                        1,018
Administrative services fees and expenses                                       343,743
Compensation of board members                                                     5,036
Custodian fees                                                                  130,494
Postage                                                                         215,393
Registration fees                                                                79,414
Reports to shareholders                                                          31,736
Audit fees                                                                        9,500
Other                                                                            29,672
                                                                                 ------
Total expenses                                                                6,048,086
   Earnings credits on cash balances (Note 2)                                   (19,842)
                                                                               -------
Total net expenses                                                            6,028,244
                                                                              ---------
Investment income (loss) -- net                                              (1,755,444)
                                                                             ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (including loss of $29,632 on sale of
     affiliated issuers) (Note 3)                                            43,482,440
   Financial futures contracts                                                1,145,504
                                                                              ---------
Net realized gain (loss) on investments                                      44,627,944
Net change in unrealized appreciation (depreciation) on investments           1,598,481
                                                                              ---------
Net gain (loss) on investments and foreign currencies                        46,226,425
                                                                             ----------
Net increase (decrease) in net assets resulting from operations             $44,470,981
                                                                            ===========

See accompanying notes to financial statements.



Statements of changes in net assets
AXP Small Company Index Fund
                                                                      July 31, 1999   Jan. 31, 1999
                                                                    Six months ended   Year ended
                                                                        (Unaudited)

Operations and distributions
Investment income (loss) -- net                                      $   (1,755,444)  $(2,499,650)
Net realized gain (loss) on investments                                  44,627,944    37,922,351
Net change in unrealized appreciation (depreciation) on investments       1,598,481   (61,299,801)
                                                                          ---------   -----------
Net  increase  (decrease)  in net  assets  resulting  from  operations   44,470,981   (25,877,100)
                                                                         ----------   -----------
Distributions to shareholders from:
   Net realized gain
      Class A                                                                    --    (22,119,664)
      Class B                                                                    --    (13,932,020)
      Class Y                                                                    --        (63,657)
                                                                              -----        -------
Total distributions                                                              --    (36,115,341)
                                                                              -----    -----------
Capital share transactions (Note 6)
Proceeds from sales
   Class A shares (Note 2)                                              117,173,370    346,959,760
   Class B shares                                                        65,272,300    206,964,012
   Class Y shares                                                           971,492      1,686,708
Reinvestment of distributions at net asset value
   Class A shares                                                                --     20,219,551
   Class B shares                                                                --     13,836,948
   Class Y shares                                                                --         63,657
Payments for redemptions
   Class A shares                                                      (122,898,288)  (125,266,252)
   Class B shares (Note 2)                                              (64,883,270)   (49,812,491)
   Class Y shares                                                          (358,001)      (623,501)
                                                                           --------       --------
Increase (decrease) in net assets from capital share transactions        (4,722,397)   414,028,392
                                                                         ----------    -----------
Total increase (decrease) in net assets                                  39,748,584    352,035,951
Net assets at beginning of period                                       968,945,308    616,909,357
                                                                        -----------    -----------
Net assets at end of period                                          $1,008,693,892   $968,945,308
                                                                     ==============   ============

See accompanying notes to financial statements.

Notes to Financial Statements

AXP Small Company Index Fund
(Unaudited as to July 31, 1999)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Market Advantage Series has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in common stocks of small capitalization companies that are expected to provide investment results that correspond to the performance of the S&P SmallCap 600 Index.

The Fund offers Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liablilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES
The Fund has an agreement with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.38% to 0.34% annually. Effective with the new Investment Management Services Agreement, the fee will be adjusted upward or downward by a performance incentive adjustment based on the Fund's average daily net assets over a rolling 12-month period as measured against the change in the Lipper Small Cap Fund Index. The maximum adjustment is 0.12% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The first adjustment will be made on Jan. 1, 2000 and will cover the six month period beginning July 1, 1999.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.10% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class A $19
o Class B $20
o Class Y $17

Under terms of a prior agreement that ended Jan. 31, 1999, the Fund paid a transfer agency fee at an annual rate per shareholder account of $15 for Class A and $16 for Class B. Under terms of a prior agreement that ended March 31, 1999, the Fund paid a transfer agency fee at an annual rate per shareholder account of $15 for Class Y.

The Fund has agreements with American Express Financial Advisors Inc. for distribution and shareholder services. Under a Plan and Agreement of Distribution (the Plan), the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares. The Plan went into effect July 1, 1999. Under terms of a prior Plan and Agreement of Distribution (the Prior Plan) that ended June 30, 1999, the Fund paid a distribution fee for Class B shares at an annual rate up to 0.75% of average daily net assets. The Prior Plan was not effective with respect to Class A shares.

Under a Shareholder Service Agreement, the Fund's Class Y shares pay a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Under terms of a prior agreement that ended June 30, 1999, the Fund paid a shareholder service fee for Class A and Class B shares at a rate of 0.175% of average daily net assets. Effective July 1, 1999, the agreement for Class A and Class B shares was converted to the Plan and Agreement of Distribution discussed above.

Sales  charges  received  by  American  Express  Financial   Advisors  Inc.  for
distributing Fund shares were $1,502,888 for Class A and $251,386 for Class B for the six months ended July 31, 1999.

AEFC agreed to waive certain fees and to absorb certain other of the Funds' expenses until Jan. 31, 2000. Under this agreement, the Fund's total expenses would not exceed 1.00% for Class A, 1.76% for Class B and 0.92% for Class Y of the Fund's average daily net assets.

During the six months ended July 31, 1999, the Fund's custodian and transfer agency fees were reduced by $19,842 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $138,939,807 and $147,917,164, respectively, for the six months ended July 31, 1999. Realized gains and losses are determined on an identified cost basis.

4. LENDING OF PORTFOLIO SECURITIES
As of July 31, 1999, securities valued at $14,528,047 were on loan to brokers. For collateral, the Fund received $14,900,000 in cash and U.S. government securities valued at $921,960. Income from securities lending amounted to $172,331 for the six months ended July 31, 1999. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return securities when due.

5. STOCK INDEX FUTURES CONTRACTS
Investments in securities as of July 31, 1999, included securities valued at $2,636,528 that were pledged as collateral to cover initial margin deposits on 31 open purchase contracts. The market value of the open purchase contracts as of July 31, 1999 was $6,908,350 with a net unrealized loss of $162,137.

6. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                            Six months ended July 31, 1999
                                        Class A         Class B         Class Y
Sold                                   19,605,734      11,138,701       159,671
Issued for reinvested distributions            --              --            --
Redeemed                              (20,676,292)    (11,174,518)      (60,043)
                                      -----------     -----------       -------
Net increase (decrease)                (1,070,558)        (35,817)       99,628

                                               Year ended Jan. 31, 1999
                                        Class A          Class B        Class Y
Sold                                   53,874,693      32,482,960       266,752
Issued for reinvested distributions     3,414,327       2,377,447        10,733
Redeemed                              (20,253,176)     (8,157,328)      (99,646)
                                      -----------      ----------       -------
Net increase (decrease)                37,035,844      26,703,079       177,839


7. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express funds, permits the borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended July 31, 1999.

8. FINANCIAL  HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.


Fiscal period ended Jan. 31,

Per share income and capital changesa

                                                                 Class A
                                                   1999c     1999       1998       1997b

Net asset value, beginning of period              $6.11     $6.47      $5.51      $5.00

Income from investment operations:
Net investment income (loss)                         --        --         --        .02

Net gains (losses) (both realized and unrealized)   .30      (.12)      1.05        .52

Total from investment operations                    .30      (.12)      1.05        .54

Less distributions:
Dividends from net investment income                 --        --         --       (.03)

Distributions from realized gains                    --      (.24)      (.09)        --

Total distributions                                  --      (.24)      (.09)      (.03)

Net asset value, end of period                    $6.41     $6.11      $6.47      $5.51

Ratios/supplemental data
Net assets, end of period (in millions)            $619      $596       $391        $95

Ratio of expenses to average daily net assetse     .99%d     .94%      1.00%g     1.00%d,g

Ratio of net investment income (loss)
to average daily net assets                       (.08%)d   (.02%)     (.05%)     1.55%d

Portfolio turnover rate
(excluding short-term securities)                   15%       29%        25%        48%

Total returnf                                     4.93%    (1.69%)    19.00%     10.84%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Inception date was Aug. 19, 1996.
c Six months ended July 31, 1999 (Unaudited).
d Adjusted to an annual basis.
e Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
f Total return does not reflect payment of a sales charge.
g AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.05% and 1.48% for the year ended
  1998 and the period ended 1997, respectively.


Fiscal period ended Jan. 31,
Per share income and capital changesa

                                                   Class B                           Class Y

                                        1999c   1999    1998    1997b       1999c  1999    1998   1997b

Net asset value, beginning of period   $6.00   $6.40   $5.50   $5.00       $6.12  $6.47   $5.51  $5.00

Income from investment operations:
Net investment income (loss)            (.02)   (.04)   (.05)    .02          --     --      --    .02

Net gains (losses) (both
realized and unrealized)                 .29    (.12)   1.04     .50         .31   (.11)   1.05    .52

Total from investment operations         .27    (.16)    .99     .52         .31   (.11)   1.05    .54
Less distributions:

Dividends from net investment income      --      --      --    (.02)         --     --      --   (.03)

Distributions from realized gains         --    (.24)   (.09)     --          --   (.24)   (.09)    --

Total distributions                       --    (.24)   (.09)   (.02)         --   (.24)   (.09)  (.03)

Net asset value, end of period         $6.27   $6.00   $6.40   $5.50       $6.43  $6.12   $6.47  $5.51

Ratios/supplemental data
Net assets, end of period (in millions) $387    $371    $225     $42          $3     $2      $1     --

Ratio of expenses to
average daily net assetse              1.76%d  1.70%   1.76%g  1.76%d,g     .87%d  .87%    .92%g  .82%d,g

Ratio of net investment income
(loss) to average daily net assets     (.85%)d (.79%)  (.81%)  .63%d        .02%d  .06%    .01%  1.93%d

Portfolio turnover rate
(excluding short-term securities)        15%     29%     25%    48%          15%    29%     25%    48%

Total returnf                          4.52%  (2.42%) 18.12% 10.46%        4.98% (1.61%) 19.13% 10.86%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Inception date was Aug. 19, 1996.
c Six months ended July 31, 1999 (Unaudited).
d Adjusted to an annual basis.
e Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
f Total return does not reflect payment of a sales charge.
g AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.81% and 2.60% for Class B, and .92% and 1.22% for Class Y, for the year ended 1998 and the period ended
  1997, respectively.


Investments  in  Securities

AXP Small  Company  Index  Fund
July 31,  1999 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (99.3%)
Issuer                                                        Shares          Value(a)

Aerospace & defense (0.6%)
AAR                                                           77,570         $1,633,818
Alliant Techsystems                                           29,880(b)       2,470,702
BE Aerospace                                                  69,720(b)       1,320,323
Kaman Cl A                                                    66,300            961,350
Total                                                                         6,386,193

Airlines (0.8%)
Air Express Intl                                              94,420          2,525,735
Atlantic Coast Airlines Holdings                              55,145(b)       1,120,133
Aviation Sales                                                41,210(b)       1,602,039
Mesa Air Group                                                96,930(b)         739,091
SkyWest                                                       68,600          1,843,625
Total                                                                         7,830,623

Automotive & related (3.0%)
Breed Technologies                                           103,200(e)         161,250
Central Parking                                              103,640(e)       3,426,597
Discount Auto Parts                                           46,760(b)       1,046,255
Gentex                                                       205,340(b)       5,351,673
Intermet                                                      72,100            820,138
MascoTech                                                    124,870          2,091,573
Myers Inds                                                    51,360          1,219,800
O'Reilly Automotive                                           69,890(b)       2,979,060
Simpson Inds                                                  51,100            613,200
Smith (AO)                                                    65,550          1,909,144
Spartan Motors                                                35,200            220,000
SPS Technologies                                              35,860(b)       1,468,019
Standard Motor Products                                       36,600            889,838
Standard Products                                             45,100          1,601,050
TBC                                                           59,400(b)         441,788
Titan Intl                                                    58,600            633,613
Tower Automotive                                             132,420(b)       3,153,250
Winnebago Inds                                                62,080          1,520,960
Wynn's Intl                                                   52,575          1,018,641
Total                                                                        30,565,849

Banks and savings & loans (7.3%)
Anchor Bancorp Wisconsin                                      70,710          1,228,586
Banknorth Group                                               65,600          2,123,800
Carolina First                                                63,600          1,431,000
Centura Banks                                                 80,760          4,517,513
Commerce Bancorp                                              77,836          3,424,784
Commercial Federal                                           171,265          3,981,911
Community First Bankshares                                   133,160          2,796,360
Cullen/Frost Bankers                                         151,360          3,888,060
Downey Financial                                              79,553          1,854,579
First Midwest Bankcorp                                        79,720          3,258,555
Firstbank                                                     82,380          1,868,996
FirstMerit                                                   257,430          7,063,237
Hudson United Bancorp                                        113,294(g)       3,682,055
JSB Financial                                                 26,320          1,437,730
MAF Bancorp                                                   68,240          1,590,845
Premier Bancshares                                            73,780          1,314,206
Provident Bankshares                                          68,793          1,659,631
Queens County Bancorp                                         61,540          1,942,356
Riggs Natl                                                    79,860          1,577,235
Silicon Valley Bancshares                                     57,960(b)       1,420,020
St. Paul Bancorp                                             112,845          2,736,491
Susquehanna Bancshares                                       104,400          1,872,675
TrustCo Bank NY                                               77,115          2,091,744
U.S. Trust                                                    52,560          4,730,400
United Bankshares                                            122,780          3,100,195
UST                                                          120,620          3,663,833
Whitney Holding                                               65,360          2,532,700
Total                                                                        72,789,497

Beverages & tobacco (0.6%)
Canandaigua Wine Cl A                                         51,180(b)       2,942,849
Coca-Cola                                                     23,500          1,379,156
DIMON                                                        124,820            702,113
Schweitzer-Mauduit Intl                                       44,600            705,238
Total                                                                         5,729,356

Building materials & construction (3.9%)
Apogee Enterprises                                            77,500            765,313
Building Materials Holding                                    35,400(b)         446,925
Butler Mfg                                                    20,900            581,281
Dycom Inds                                                    72,215(b)       3,448,265
Elcor                                                         37,100          1,525,738
Florida Rock Inds                                             53,220          2,048,970
Horton (DR)                                                  181,460          2,948,725
Hughes Supply                                                 68,360          1,948,260
Insituform Technologies Cl A                                  72,040(b)       1,566,870
Insteel Inds                                                  23,700            213,300
Lone Star Inds                                                55,260          2,117,149
M.D.C. Holdings                                               62,960          1,306,420
Morrison Knudsen                                             150,140(b)       1,510,784
Oakwood Homes                                                133,040          1,405,235
Republic Group                                                33,030            598,669
Ryland Group                                                  41,200          1,148,450
Simpson Mfg                                                   32,760(b)       1,683,045
Skyline                                                       25,220            764,481
Southern Energy Homes                                         35,400(b)         132,750
Standard Pacific                                              83,000          1,073,813
Stone & Webster                                               36,660            927,956
Texas Inds                                                    59,320          2,091,030
TJ Intl                                                       44,000          1,364,000
Toll Brothers                                                104,240(b)       2,215,100
Tredegar Inds                                                104,540          2,424,021
U.S. Home                                                     37,620(b)       1,293,188
Universal Forest Products                                     58,080          1,081,740
URS                                                           43,600          1,133,600
Total                                                                        39,765,078

Chemicals (1.8%)
Cambrex                                                       70,500          1,863,844
Chemed                                                        29,560            949,615
ChemFirst                                                     51,800          1,320,900
Geon                                                          66,580          2,039,013
Ionics                                                        45,600(b)       1,544,700
Lilly Inds Cl A                                               64,980          1,165,579
MacDermid                                                     71,040          2,530,799
Mississippi Chemical                                          73,245            704,983
OM Group                                                      67,000          2,508,312
Penford                                                       20,600            272,950
Quaker Chemical                                               24,700            398,288
Tetra Tech                                                   107,225(b)       1,702,197
TETRA Technologies                                            38,000(b)         323,000
WD-40                                                         44,100          1,132,819
Total                                                                        18,456,999

Communications equipment & services (2.5%)
Adaptive Broadband                                            41,420(b)         934,539
Allen Group                                                   76,900(b)         692,100
Aspect Telecommunications                                    134,960(b)       1,518,300
C-COR Electronics                                             30,000(b)         896,250
Centigram Communications                                      18,220(b)         163,980
CommScope                                                    143,000(b)       4,888,812
Digi Intl                                                     41,000(b)         471,500
Digital Microwave                                            174,660(b)       2,074,088
General Communication Cl A                                   139,200(b)         870,000
General Semiconductor                                        103,100(b)         882,794
InterVoice                                                    81,440(b)       1,231,780
Network Equipment Technologies                                60,260(b)         583,769
Oak Inds                                                      51,480(b)       2,216,858
Orbital Sciences                                             105,140(b)       2,694,212
P-COM                                                        139,120(b)         632,561
PictureTel                                                   113,920(b)         708,440
Plantronics                                                   48,500(b)       3,431,374
SymmetriCom                                                   42,320(b)         335,915
TCSI                                                          62,900(b)         121,869
Total                                                                        25,349,141

Computers & office equipment (11.2%)
Acxiom                                                       220,820(b)       5,934,537
ADAC Laboratories                                             57,340(b)         404,964
American Management Systems                                  119,880(b)       3,536,460
Analysts Intl                                                 63,170            892,276
Applied Magnetics                                            118,360(b,e)       192,335
Aspen Technology                                              70,200(b)         807,300
Auspex Systems                                                72,760(b)         713,958
Avid Technology                                               67,780(b)         904,439
Billing Information Concepts                                 107,625(b)         766,828
BISYS Group                                                   76,540(b)       3,932,243
Black Box                                                     49,940(b)       2,534,455
BMC Inds                                                      76,100            884,663
Ciber                                                        165,140(b)       2,889,950
Clarify                                                       64,350(b)       2,119,528
Cognex                                                       115,100(b)       3,668,813
Computer Task Group                                           60,660          1,004,681
CustomTracks                                                  43,100          1,794,038
DBT Online                                                    52,590(b)       1,587,561
Dendrite Intl                                                 70,620(b)       2,683,560
Epicor Software                                              111,500(b)         536,594
Exabyte                                                       63,200(b)         252,800
FactSet Research Systems                                      43,660          2,177,543
Fair Isaac & Co                                               39,760          1,344,385
FileNet                                                       89,180(b)         891,800
Hadco                                                         38,340(b)       1,531,204
Harbinger                                                    108,480(b)       1,464,480
Henry (Jack) & Associates                                     56,760          2,454,870
HNC Software                                                  69,400(b)       2,524,425
Hutchinson Technology                                         69,670(b)       1,833,192
Hyperion Solutions                                            88,560(b)       1,693,710
InaCom                                                       127,840(b)       1,773,780
Insight Enterprises                                           72,100(b)       2,090,900
Inter-Tel                                                     73,940          1,525,013
Intermagnetics General                                        34,853(b)         217,831
Komag                                                        149,820(b)         575,871
Kronos                                                        35,410(b)       1,712,959
Macromedia                                                   116,120(b)       4,049,684
MedQuist                                                     100,680(b)       4,366,994
Mercury Interactive                                          104,880(b)       4,837,589
MicroAge                                                      56,820(b)         205,973
MICROS Systems                                                45,660(b)       1,561,001
Midway Games                                                 106,299(b)       1,249,013
Natl Computer Systems                                         89,720          3,072,910
Natl Data                                                     95,540          3,988,795
Natl Instruments                                              94,200(b)       4,215,449
Primark                                                       58,420(b)       1,475,105
Profit Recovery Group Intl                                    77,050(b)       3,968,075
Progress Software                                             49,450(b)       1,316,606
Read-Rite                                                    138,100(b)         690,500
Remedy                                                        82,025(b)       1,691,766
Security Dynamics Technologies                               109,920(b)       2,006,040
System Software Associates                                   133,300(b)         233,275
Technology Solutions                                         115,470(b)       1,400,074
Telxon                                                        45,200            350,300
Vantive                                                       73,500(b)         686,766
Visio                                                         86,100(b)       2,948,925
Wall Data                                                     27,900(b)         272,025
Whittman-Hart                                                150,220(b)       3,802,444
Xircom                                                        67,940(b)       2,169,834
Total                                                                       112,413,089

Electronics (10.1%)
Alpha Inds                                                    54,120          2,760,120
Analogic                                                      35,560          1,217,930
Anixter Intl                                                 101,855(b)       2,011,636
Belden                                                        68,840          1,712,395
Benchmark Electronics                                         42,960(b)       1,648,590
Brush Wellman                                                 45,900            774,563
Burr-Brown                                                   103,410(b)       3,955,432
C&D Technologies                                              34,900          1,051,363
C-Cube Microsystems                                          110,640(b)       3,602,715
Cable Design Technologies                                     79,570(b)       1,442,206
CTS                                                           39,270          3,225,049
Dallas Semiconductor                                          81,100          4,131,030
Dionex                                                        63,180(b)       2,728,586
DSP Communications                                           111,995(b)       2,624,883
Electro Scientific Inds                                       36,720(b)       1,399,950
Electroglas                                                   55,300(b)       1,043,788
Esterline                                                     48,730            752,269
Etec Systems                                                  61,120(b)       2,376,040
Gerber Scientific                                             64,060          1,541,444
Harman Intl Inds                                              50,080          2,203,520
Harmon Inds                                                   30,810            550,729
Helix Technology                                              62,460          1,670,805
Innovex                                                       41,400            589,950
Intl Rectifier                                               144,980(b)       2,102,210
Itron                                                         41,200(b,e)       315,438
KEMET                                                        110,880(b)       2,633,400
Kent Electronics                                              78,200(b)       1,358,725
Kulicke & Soffa Inds                                          66,320(b)       1,633,130
Lattice Semiconductor                                         66,100(b)       3,792,487
Marshall Inds                                                 46,600(b)       1,735,850
Methode Electronics Cl A                                      99,640          2,223,218
Micrel                                                        57,045(b)       4,506,554
Novellus Systems                                             109,570(b)       7,053,568
Park Electrochemical                                          28,920            889,290
Paxar                                                        134,112(b)       1,315,974
Photronics                                                    67,920(b)       1,910,250
Pioneer-Standard Electronics                                  73,800            945,563
Plexus                                                        49,520(b)       1,584,640
Powerwave Technologies                                        56,210(b)       2,002,481
S3                                                           148,800(b)       1,674,000
Scott Technologies                                            51,560            947,415
Silicon Valley Group                                          93,340(b)       1,201,753
SLI                                                           98,670          2,479,084
SpeedFam-IPEC                                                 82,100(b)         808,172
Standard Microsystems                                         43,460(b)         347,680
Technitrol                                                    45,300          1,582,669
Three-Five Systems                                            20,800(b)         347,100
Trimble Navigation                                            61,900(b)         742,800
Ultratech Stepper                                             59,100(b)         856,950
Unitrode                                                      90,880(b)       3,356,880
Varian Medical Systems                                        86,000          2,015,625
Vicor                                                        116,800(b)       2,423,600
Watkins-Johnson                                               18,400            616,400
X-Rite                                                        59,300            444,750
Total                                                                       100,862,649

Energy (2.3%)
Barrett Resources                                             91,520(b)       3,677,959
Benton Oil & Gas                                              82,900(b)         227,975
Cabot Oil & Gas Cl A                                          69,800          1,260,763
Cross Timbers Oil                                            137,370          1,725,711
Devon Energy                                                 136,860          5,038,158
HS Resources                                                  52,100(b)         742,425
Newfield Exploration                                         115,640(b)       3,346,333
Pogo Producing                                               113,460          2,162,831
St. Mary Land & Exploration                                   30,580            806,548
Stone Energy                                                  50,415(b)       2,278,128
Vintage Petroleum                                            176,750          2,098,906
Total                                                                        23,365,737

Energy equipment & services (1.1%)
Input/Output                                                 141,280(b)       1,050,770
Oceaneering Intl                                              63,460(b)       1,118,483
Plains Resources                                              47,300(b)         895,744
Pool Energy Services                                          59,960(b)       1,247,918
Pride Intl                                                   141,240(b)       1,677,225
Remington Oil & Gas                                           57,100(b)         289,069
SEACOR SMIT                                                   34,340(b)       1,706,268
Seitel                                                        67,300(b)         883,313
Tuboscope                                                    125,300(b)       1,879,499
Total                                                                        10,748,289

Financial services (4.1%)
AmeriCredit                                                  180,460          2,718,179
AMRESCO                                                      139,110(b)         869,438
Bowne & Co                                                   104,120          1,379,590
Dain Rauscher                                                 34,980          1,860,499
Delphi Financial Group Cl A                                   57,330          2,149,875
Eaton Vance                                                  101,800          3,543,913
Hambrecht & Quist Group                                       69,000(b)       2,596,125
Insurance Auto Auctions                                       31,700(b)         566,638
Jefferies Group                                               67,730          1,955,704
Legg Mason                                                   158,946          5,563,109
Mutual Risk Management                                       122,400(c)       3,649,050
Pioneer Group                                                 75,500          1,302,375
Radian Group                                                 104,290          5,377,452
Raymond James Financial                                      134,615          2,885,809
SEI Investments                                               50,040          4,841,370
Total                                                                        41,259,126

Food (2.1%)
Chiquita Brands Intl                                         188,100          1,375,481
Corn Products Intl                                           105,460          3,321,989
Delta & Pine Land                                            108,653          3,273,171
Earthgrains                                                  121,220          3,166,873
Fleming Companies                                            107,240          1,293,583
J & J Snack Foods                                             25,540(b)         612,960
Michael Foods                                                 58,190          1,349,281
Nash Finch                                                    31,800            290,175
Performance Food Group                                        38,185(b)       1,026,222
Ralcorp Holdings                                              88,020(b)       1,430,325
Smithfield Foods                                             118,260(b)       3,562,582
United Natural Foods                                          51,570(b)         966,938
Total                                                                        21,669,580

Furniture & appliances (1.2%)
Bassett Furniture Inds                                        35,740            884,565
Ethan Allen Interiors                                        115,570          3,669,347
Fedders                                                      103,080            676,463
Interface                                                    152,460          1,362,611
La-Z-Boy                                                     148,100          3,619,194
Natl Presto Inds                                              20,700            802,125
Royal Appliance Mfg                                           56,000(b)         343,000
Thomas Inds                                                   44,500            931,719
Total                                                                        12,289,024

Health care (6.5%)
Advanced Tissue Sciences                                     120,060(b,e)       435,218
Alliance Pharmaceutical                                      122,170(b)         404,688
Alpharma Cl A                                                 77,740(f)       2,886,097
Ballard Medical Products                                      88,060          2,135,455
Barr Laboratories                                             64,380(b)       2,261,348
Bio-Technology General                                       148,240(b)       1,408,280
Biomatrix                                                     65,120(b,e)     1,334,960
Cephalon                                                      81,760(b)       1,543,220
Coherent                                                      66,980(b)       1,218,199
Cooper Companies                                              40,440(b)         829,020
COR Therapeutics                                              68,100(b)       1,357,744
Cygnus                                                        63,410(b)         634,100
Datascope                                                     42,500(b)       1,476,875
Diagnostic Products                                           38,600          1,073,563
Dura Pharmaceuticals                                         124,660(b,f)     1,301,139
Enzo Biochem                                                  69,812(b)       1,361,334
Hologic                                                       43,280(b)         240,745
IDEC Pharmaceuticals                                          57,880(b)       5,737,354
IDEXX Laboratories                                           110,480(b)       2,168,170
Immune Response                                               65,800(b,e)       401,997
Incyte Pharmaceuticals                                        78,900(b)       2,100,713
Invacare                                                      85,960          1,891,120
Jones Pharma                                                  82,080          3,562,784
Liposome                                                     108,860(b)       2,918,808
Maxxim Medical                                                39,900(b)         932,663
Mentor                                                        68,100          1,489,688
Molecular Biosystems                                          52,100(b)         123,738
North American Vaccine                                        90,200(b,e)       631,400
Noven Pharmaceuticals                                         59,900(b)         372,503
Organogenesis                                                 86,020(b,e)       827,943
Priority Healthcare Cl B                                      61,019(b)       2,944,166
Protein Design Labs                                           52,000(b)       1,381,250
Regeneron Pharmaceuticals                                     86,900(b)         727,788
Respironics                                                   86,440(b)         929,230
Roberts Pharmaceutical                                        90,540(b)       2,484,190
Safeskin                                                     155,720(b)       1,382,015
Spacelabs Medical                                             26,400(b)         417,450
Summit Technology                                            120,200(b)       2,877,287
Sunrise Medical                                               62,200(b)         412,075
Syncor Intl                                                   32,840(b)         972,885
U.S. Bioscience                                               75,840(b)         639,900
Vertex Pharmaceuticals                                        73,140(b,e)     1,846,785
Vital Signs                                                   34,860            714,630
Wesley Jessen VisionCare                                      48,760(b)       1,542,035
Xomed Surgical Products                                       34,650(b)       1,578,741
Total                                                                        65,911,293

Health care services (3.6%)
Cerner                                                        95,140(b)       1,587,649
Coventry Health Care                                         166,360(b)       1,840,358
Curative Health Services                                      28,520(b)         167,555
Express Scripts Cl A                                         106,700(b)       7,428,987
Genesis Health Ventures                                       98,700(b)         259,088
Hanger Orthopedic Group                                       53,770(b)         631,798
Integrated Health Services                                   148,060            832,838
Magellan Health Services                                      89,100(b)         902,138
NCS HealthCare Cl A                                           56,500(b)         257,781
Orthodontic Centers of America                               137,180(b)       2,280,618
Owens & Minor                                                 91,300          1,124,131
PAREXEL Intl                                                  72,140(b)         793,540
Patterson Dental                                              95,140(b)       3,740,190
Pediatrix Medical Group                                       43,820(b,e)       862,706
Pharmaceutical Product Development                            69,320(b)       1,815,318
PhyCor                                                       213,200(b)         932,750
Renal Care Group                                             125,340(b)       2,812,316
Sierra Health Services                                        75,950(b)         982,603
Universal Health Services Cl B                                89,620(b)       3,814,450
US Oncology                                                  238,560(b)       2,832,900
Total                                                                        35,899,714

Household products (0.8%)
Action Performance Companies                                  48,140(b,e)     1,666,848
Libbey                                                        46,150          1,430,650
Nature's Sunshine Products                                    50,800            476,250
Scotts Cl A                                                   51,880(b)       2,321,630
Sola Intl                                                     69,720(b)       1,167,810
USA Detergents                                                38,800(b)         223,100
Valence Technology                                            74,880(b,e)       465,660
Total                                                                         7,751,948

Industrial equipment & services (3.8%)
Applied Industrial Technologies                               60,700            971,200
Applied Power Cl A                                           110,555          3,150,817
Arctic Cat                                                    76,260            691,106
Astec Inds                                                    53,760(b)       1,834,560
Barnes Group                                                  55,780          1,105,141
Blount Intl Cl A                                             104,760          2,959,470
Clarcor                                                       67,640          1,331,663
Flow Intl                                                     40,980(b)         417,484
G & K Services Cl A                                           58,540          3,108,107
Gardner Denver                                                42,160(b)         761,515
Global Industrial Technologies                                61,800(b)         737,738
Graco                                                         57,380          1,771,608
Halter Marine Group                                           80,800(b)         419,150
JLG Inds                                                     124,640          2,485,010
Kroll-O'Gara                                                  59,635(b)       1,181,518
Lawson Products                                               30,300            719,625
Lindsay Mfg                                                   36,825            695,072
Lydall                                                        43,900(b)         515,825
Manitowoc                                                     73,390          3,050,272
Regal Beloit                                                  58,500          1,224,844
Robbins & Myers                                               30,560            697,150
Roper Inds                                                    85,560          2,994,600
Service Experts                                               48,700(b)         657,450
Specialty Equipment Companies                                 52,580(b)       1,367,080
Toro                                                          36,580          1,298,590
Watsco                                                        81,060          1,180,436
Wolverine Tube                                                37,780(b)         788,658
Total                                                                        38,115,689

Insurance (3.2%)
American Bankers Insurance Group                             122,100          6,677,343
Blanch (EW) Holdings                                          37,000          2,423,500
Capital Re                                                    90,580          1,217,169
Enhance Financial Services Group                             107,120          2,222,740
Fidelity Natl Financial                                       85,782          1,495,824
First American Financial                                     182,570          3,035,226
Fremont General                                              199,560          3,392,520
Frontier Insurance Group                                      98,060          1,440,256
Gallagher (Arthur J)                                          50,860          2,651,078
Hilb, Rogal & Hamilton                                        37,540            839,958
Orion Capital                                                 77,540          3,687,995
Selective Insurance Group                                     79,120          1,562,620
Trenwick Group                                                30,060            725,198
Zenith Natl Insurance                                         47,790(f)       1,129,039
Total                                                                        32,500,466

Leisure time & entertainment (1.1%)
Anchor Gaming                                                 33,580(b)       1,699,988
Aztar                                                        126,700(b)       1,179,894
Carmike Cinemas Cl A                                          31,900(b)         430,650
Coachmen Inds                                                 46,440            893,970
Family Golf Centers                                           72,700(b,e)       504,356
Hollywood Park                                                72,300(b)       1,337,550
Huffy                                                         30,080            338,400
K2                                                            46,400            458,200
Players Intl                                                  89,500(b)         615,313
Polaris Inds                                                  71,240          2,805,074
Thor Inds                                                     34,300          1,011,850
Total                                                                        11,275,245

Media (3.2%)
ADVO                                                          62,000(b)       1,185,750
Catalina Marketing                                            52,160(b)       4,994,319
Consolidated Graphics                                         41,110(b)       1,634,123
GC Companies                                                  21,700(b)         775,775
Gibson Greetings                                              44,400(b)         222,000
HA-LO Inds                                                   137,120(b)         959,840
Harland (John H)                                              86,940          1,749,668
Merrill                                                       45,120            902,400
Metro Networks                                                47,540(b)       2,602,815
Thomas Nelson                                                 41,400            450,225
True North Communications                                    133,880          4,359,468
Valassis Communications                                      161,280(b)       6,007,679
Westwood One                                                  79,980(b,f)     2,989,253
World Color Press                                            107,670(b)       3,896,308
Total                                                                        32,729,623

Metals (1.7%)
Amcast Inds                                                   25,800            472,463
AMCOL Intl                                                    75,900          1,129,013
Birmingham Steel                                              83,160            680,873
Castle (AM)                                                   39,400            603,313
Coeur d'Alene Mines                                           61,400(b)         268,625
Commercial Metals                                             40,880          1,349,040
Commonwealth Inds                                             44,700            698,438
Hecla Mining                                                 154,300(b)         347,175
IMCO Recycling                                                46,700            814,331
Material Sciences                                             43,900(b)         606,369
Mueller Inds                                                 101,340(b)       3,464,560
Pittston Burlington Group                                     58,860            588,600
Quanex                                                        39,700          1,047,088
Reliance Steel & Aluminum                                     52,200          1,774,799
RTI Intl Metals                                               58,100(e)         748,038
Steel Technologies                                            31,600            337,725
Stillwater Mining                                             97,910(b)       2,215,213
WHX                                                           49,900(b)         358,656
Total                                                                        17,504,319

Miscellaneous (1.2%)
ABM Inds                                                      62,200          1,729,938
American States Water                                         25,100            754,569
Apex                                                          58,100(b)       1,517,863
Aquarion                                                      32,110          1,123,850
Champion Enterprises                                         137,440(b)       1,881,210
Cross (AT) Cl A                                               46,400            232,000
Philadelphia Suburban                                        116,069          2,655,077
United Water Resources                                       108,840          2,516,925
Total                                                                        12,411,432

Multi-industry conglomerates (3.3%)
Baldor Electric                                              102,253          1,859,726
Brady (WH) Cl A                                               63,740          2,230,900
CDI                                                           53,840(b)       1,756,530
Cyrk Intl                                                     43,300(b)         240,856
DeVry                                                        196,160(b)       4,070,320
Franklin Covey                                                59,520(b)         416,640
Griffon                                                       85,340(b)         640,050
Interim Services                                             184,512(b)       3,897,816
Labor Ready                                                  121,275(b)       2,084,414
Lason                                                         52,575(b)       2,517,028
New England Business Service                                  40,620          1,165,286
NFO Worldwide                                                 61,920(b)         928,800
Pre-Paid Legal Services                                       66,220(b)       2,040,404
Rural/Metro                                                   40,550(b)         329,469
StaffMark                                                     82,760(b)         900,015
Standex Intl                                                  36,400            964,600
Triarc Companies                                              72,860(b)       1,507,291
Valmont Inds                                                  68,520          1,062,060
Volt Information Sciences                                     42,080(b)         988,880
Zebra Technologies Cl A                                       87,740(b)       4,118,297
Total                                                                        33,719,382

Paper & packaging (0.8%)
AptarGroup                                                   103,060          2,982,299
Buckeye Technologies                                         100,000(b)       1,662,500
Caraustar Inds                                                70,520          1,754,185
Pope & Talbot                                                 37,800            463,050
Shorewood Packaging                                           77,540(b)       1,352,104
Total                                                                         8,214,138

Restaurants & lodging (2.4%)
Applebee's Intl                                               83,200          2,631,200
CEC Entertainment                                             76,770(b)       2,418,255
Cheesecake Factory (The)                                      56,720(b)       1,701,600
CKE Restaurants                                              148,035          2,072,490
Consolidated Products                                         74,948(b)       1,194,484
Foodmaker                                                    116,740(b)       3,195,757
IHOP                                                          55,400(b)       1,288,050
Landry's Seafood Restaurants                                  78,640(b)         658,610
Luby's Cafeterias                                             63,740            944,149
Marcus                                                        84,540          1,009,196
Panera Bread Cl A                                             33,800(b)         242,938
Prime Hospitality                                            145,100(b)       1,587,031
Ruby Tuesday                                                  90,380          1,897,980
Ryan's Family Steak Houses                                   108,720(b)       1,161,945
Sonic                                                         53,570(b)       1,720,936
Taco Cabana Cl A                                              38,200(b)         343,800
TCBY Enterprises                                              64,240            361,350
Total                                                                        24,429,771

Retail (6.9%)
Ames Dept Stores                                              80,660(b)       3,307,059
AnnTaylor Stores                                              73,580(b)       2,823,633
Baker (J)                                                     39,400            302,888
Bindley Western Inds                                          84,960          1,837,260
Bombay                                                       104,560(b)         705,780
Books-A-Million                                               49,900(b,e)       449,100
Casey's General Stores                                       148,960          2,290,260
Cash America Intl                                             71,920            566,370
Cato Cl A                                                     77,000(c)         967,313
Checkpoint Systems                                            87,560(b)         804,458
CPI                                                           28,100            946,619
Damark Intl Cl A                                              17,900(b)         117,469
Dept 56                                                       51,300(b)       1,484,494
Dress Barn                                                    56,860(b)         906,206
Footstar                                                      63,130(b)       2,272,680
Fossil                                                        59,800(b)       3,139,499
Goody's Family Clothing                                       94,220(b)         989,310
Gottschalks                                                   35,300(b)         304,463
Gymboree                                                      67,700(b)         351,194
Hancock Fabrics                                               55,400            280,463
Jan Bell Marketing                                            79,300(b)         237,900
Jo-Ann Stores Cl A                                            53,400            750,938
Just For Feet                                                 87,440(b,e)       319,703
Justin Inds                                                   73,700          1,027,194
Lillian Vernon                                                25,600            364,800
Linens `N Things                                             111,160(b)       5,141,149
Men's Wearhouse                                              111,290(b)       2,768,339
Michaels Stores                                               80,840(b)       2,354,465
Nashua                                                        17,800(b)         194,688
NBTY                                                         202,700(b)       1,266,875
Pacific Sunwear of California                                 88,290(b)       2,207,250
Phillips-Van Heusen                                           76,200            647,700
Pier 1 Imports                                               272,505          2,554,734
Regis                                                        109,260          2,294,460
Richfood Holdings                                            136,320          2,479,320
Russ Berrie                                                   60,040          1,467,228
ShopKo Stores                                                 83,990(b)       3,217,866
Sports Authority                                              89,100(b)         339,694
Stein Mart                                                   128,180(b)         853,198
Sturm, Ruger & Co                                             75,400            791,700
Swiss Army Brands                                             22,200(b)         205,350
Whole Foods Market                                            73,880(b)       3,250,719
Williams-Sonoma                                              157,640(b)       5,901,647
Zale                                                         103,120(b)       4,124,799
Total                                                                        69,608,234

Textiles & apparel (1.8%)
Angelica                                                      24,500            313,906
Ashworth                                                      39,500(b)         158,000
Authentic Fitness                                             64,460          1,132,079
Brown Shoe                                                    50,600          1,008,838
Cone Mills                                                    71,300(b)         427,800
Delta Woodside Inds                                           67,700            342,731
Dixie Group                                                   31,900            287,100
Galey & Lord                                                  33,200(b)         141,100
Guilford Mills                                                64,540            605,063
Haggar                                                        21,400            292,913
Hartmarx                                                      97,400(b)         426,125
K-Swiss Cl A                                                  30,760(e)         997,778
Kellwood                                                      78,760          1,786,867
Nautica Enterprises                                           97,720(b)       1,661,239
Oshkosh B'Gosh Cl A                                           46,720            794,240
Oxford Inds                                                   23,260            580,046
Pillowtex                                                     39,580            620,911
Quiksilver                                                    62,900(b)       1,564,638
Stride Rite                                                  131,180          1,197,018
Timberland Cl A                                               31,400(b,f)     2,553,212
Wolverine World Wide                                         116,340          1,366,995
Total                                                                        18,258,599

Transportation (2.4%)
American Freightways                                          89,840(b)       2,156,160
Arkansas Best                                                 55,000(b)         598,125
Expeditors Intl of Washington                                140,800          4,373,599
Fritz Companies                                              101,600(b)       1,200,150
Frozen Food Express Inds                                      46,800            342,225
Heartland Express                                             84,800(b)       1,309,100
Landstar System                                               29,200(b)       1,178,950
M.S. Carriers                                                 34,400(b)       1,053,500
Offshore Logistics                                            60,100(b)         728,713
RailTex                                                       25,800(b)         375,713
Rollins Truck Leasing                                        162,780          1,851,623
USFreightways                                                 75,220          3,713,987
Wabash Natl                                                   64,360          1,359,605
Werner Enterprises                                           133,820          2,642,945
Yellow Corp                                                   70,200(b)       1,202,175
Total                                                                        24,086,570

Utilities -- electric (1.5%)
Bangor Hydro Electric                                         20,700(b)         344,138
Central Hudson Gas & Electric                                 47,660          1,995,763
Central Vermont Public Service                                32,100            445,388
CILCORP                                                       38,480          2,462,719
Commonwealth Energy System                                    60,880          2,655,889
Eastern Utilities Associates                                  57,760          1,721,970
Green Mountain Power                                          14,800            200,725
NorthWestern                                                  64,890          1,622,250
TNP Enterprises                                               37,880          1,446,543
United Illuminating                                           40,520          1,805,673
Total                                                                        14,701,058

Utilities -- gas (2.2%)
Atmos Energy                                                  88,040          2,201,000
Cascade Natural Gas                                           31,000            556,063
Connecticut Energy                                            29,020          1,110,015
Energen                                                       84,000          1,575,000
Kirby                                                         58,220(b)       1,193,510
New Jersey Resources                                          50,640          2,003,445
Northwest Natural Gas                                         70,450          1,858,119
Pennsylvania Enterprises                                      30,620            941,565
Piedmont Natural Gas                                          87,760          2,989,325
Public Service Co of North Carolina                           58,160          1,741,165
Southwest Gas                                                 86,880          2,503,230
Southwestern Energy                                           69,900            581,044
WICOR                                                        105,840          3,069,359
Total                                                                        22,322,840

Utilities -- telephone (0.3%)
Brightpoint                                                  150,640(b)         781,445
TALK.com                                                     169,980(b)       1,806,038
Total                                                                         2,587,483

Total common stocks
(Cost: $1,022,138,582)                                                   $1,001,508,034

See accompanying notes to investment in securities.


Short-term securities (2.0%)
Issuer                                     Annualized        Amount           Value(a)
                                          yield on date     payable at
                                           of purchase       maturity

U.S. government agencies (1.5%)
Federal Home Loan Bank Disc Nt
   10-01-99                                    5.09%      $1,900,000         $1,883,209
Federal Home Loan Mtge Corp Disc Nts
   08-06-99                                    4.90        2,600,000          2,597,602
   08-23-99                                    5.01        3,300,000          3,288,371
   08-24-99                                    5.09          400,000            398,653
   09-13-99                                    5.06        2,600,000          2,582,928
   09-17-99                                    5.06        3,300,000          3,276,429
Federal Natl Mtge Assn Disc Nts
   08-18-99                                    5.08          400,000            398,990
   08-25-99                                    4.91          800,000            797,283
Total                                                                        15,223,465

Commercial paper (0.1%)
Delaware Funding
   09-20-99                                    5.16          600,000(d)         595,506
Variable Funding Capital
   09-30-99                                    5.18          900,000(d)         891,909
Total                                                                         1,487,415

Letter of credit (0.4%)
Bank of America-
AES Hawaii
   08-27-99                                    5.12        3,700,000          3,685,848

Total short-term securities
(Cost: $20,401,449)                                                         $20,396,728

Total investments in securities
(Cost: $1,042,540,031)(h)                                                $1,021,904,762

See  accompanying  notes to  investments in  securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of July 31, 1999, the value of foreign securities represented 0.46% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
This security has been determined to be liquid under guidelines established by the board.

(e) Security is partially or fully on loan. See Note 4 to the financial statements.

(f) Partially pledged as initial margin deposit on the following open stock index futures purchase contracts (see Note 5 to the financial statements):

Type of security                                                    Contracts
Russell 2000, Sept. 1999                                                   31

(g) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the six months ended July 31, 1999 are as follows:

Issuer                      Beginning  Purchase   Sales     Ending   Dividend   Value(a)
                              cost       cost     cost       cost     income

Hudson United Bancorp*     $4,027,332  $74,750  $393,453  $3,708,629  $61,392  $3,682,055

* Issuer was not an affiliate for the entire period ended July 31, 1999.

(h) At July 31, 1999, the cost of securities for federal income tax purposes was approximately $1,042,540,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                          $149,329,000
Unrealized depreciation                                          (169,964,000)
                                                                 ------------
Net unrealized depreciation                                      $(20,635,000)


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